Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade accounts receivable	$ 194,721	$ 206,674
Allowance for doubtful accounts	(20)	(569)	$ (540)	$ (1,561)
Accounts receivable, net	$ 194,701	$ 206,105